Princeton Private Investments Access Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2022

Investments	Shares	Cost	Fair Value	% of Net Assets	Unrealized Appreciation / (Depreciation) from Investments
PRIVATE FUNDS (f)(g)- 73.1%
Apollo Hybrid Value Fund, L.P. (a)(f)		$ 22,271,176	$ 25,824,228	23.0%	$ 3,553,052
Bain Capital Special Situations Asia, L.P. (a)(f)		4,184,190	4,725,852	4.2	541,662
Blackstone Partners VII LP (a)(f)		1,213,638	1,406,397	1.2	192,759
Bridge Debt Strategies Fund II LP (a)(f)		923,905	870,898	0.8	(53,007)
Carlyle Direct Alternative Opportunities Fund II (a)(f)		1,312,618	1,212,853	1.1	(48,125)
Carlyle Partners VIII, L.P. (a)(f)		314,602	208,110	0.2	(106,492)
Ellington Private Opportunities Partners II LP (a)(d)(f)		2,948,658	7,332,305	6.5	4,383,647
Ellington Private Opportunities Partners III LP (a)(f)		1,470,000	1,371,405	1.2	(98,595)
EPO Onshore Partners LP (a)(b)(f)		-	250,241	0.2	250,241
Guggenheim Private Debt Fund 2.0, LLC (a)(f)		1,654,733	1,396,255	1.2	(258,478)
KKR Americas Fund XII L.P. (a)(f)		1,754,928	2,681,627	2.4	926,699
KKR Asian Fund III L.P. (a)(f)		2,437,633	3,614,183	3.2	1,176,550
KKR European Fund V (a)(f)		2,442,047	2,409,290	2.1	(32,757)
KKR North America Fund XI L.P. (a)(f)		5,793,303	5,786,322	5.2	(6,981)
KKR North America Fund XIII L.P.		668,939	633,989	0.6	(34,950)
Mount Yale Private Equity Fund, LP (a)(c)(f)		14,950	229,567	0.2	214,617
Silver Lake Alpine II, L.P. (a)(f)		1,944,040	1,939,630	1.7	(4,410)
TPG Healthcare Partners, L.P. (a)(f)		2,367,319	2,862,426	2.6	495,107
TPG Partners VIII, L.P. (a)(f)		3,831,626	5,470,560	4.9	1,638,934
Warburg Pincus Global Growth, L.P. (a)(f)		8,972,500	11,488,053	10.2	2,515,553
Warburg Pincus Global Growth 14, L.P. (a)(f)		250,000	487,197	0.4	237,197
TOTAL PRIVATE FUNDS		$ 66,770,805	$ 82,201,388	73.1%	$ 15,430,583

MUTUAL FUNDS - 30.1%
OPEN END FUNDS - 30.1%
Credit Suisse Floating Rate High Income Fund Institutional Class	1,211,482	7,857,778	7,486,959	6.7%	(370,819)
Deer Park Total Return Credit Fund - Class I (c)	1,905,498	19,950,105	18,464,279	16.4	(1,485,826)
PIMCO Real Return Fund - Institutional Class	2	21	19	0.0	(2)
Princeton Premium Fund - Class I (c)	657,393	8,027,154	7,836,127	7.0	(191,027)
TOTAL MUTUAL FUNDS		$ 35,835,058	$ 33,787,384	30.1%	$ (2,047,674)

	Number of Contracts
PURCHASED OPTION - 0.0% (h)
PURCHASED CALL OPTION - 0.0% (h)
S&P 500 Index - Exercise Price $4,525 Expiration Date: 9/16/2022
Notional - $10,407,500	23	$ 724,067	$ 8,990	0.0%	(715,076)
TOTAL PURCHASED OPTION		$ 724,067	$ 8,990	0.0%	$ (715,076)
	Shares
SHORT TERM INVESTMENT - 4.2%
First American Government Obligations Fund - Class X 0.18% (e)	4,705,969	$ 4,705,969	$ 4,705,969	4.2%
TOTAL SHORT TERM INVESTMENT		$ 4,705,969	$ 4,705,969	4.2%

TOTAL INVESTMENTS - 107.4% (Cost - $108,035,898)			$ 120,703,731
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.4)%			(8,328,996)
NET ASSETS - 100.0%			$ 112,374,735

(a)	Securities are restricted to resale.
(b)	The Fund's investment in EPO Onshore Partners LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Fund (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund (B) LP, a Cayman Islands exempted limited partnership.

(c)	Affiliated fund.
(d)	The Fund’s investment in Ellington Private Opportunities Partners II LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Funds II (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund II (B) LP, a Cayman Islands exempted limited partnership.
(e)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2022.
(f)	All of the investment is a holding of Princeton Private Investments Holdings, LLC, a wholly-owned subsidiary of the Fund. See Note 2.
(g)	The Fund is not able to obtain complete underlying investment holdings details on each of the Underlying Funds to determine if the Fund's proportional, aggregated, indirect share of any investments held by the Fund exceeds 5% of net assets of the Fund as of June 30, 2022
(h)	Percentage rounds to less than 0.1%.